Stockholders' Equity (Deficit) (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Weighted average exercise price, exercisable	$ 0.28	$ 0.28
Equity Incentive 2011 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Common shares, outstanding beginning of period		7,750,478	391,977
Common shares, granted		4,358,831	8,620,062
Common shares, exercises	(1,250)	(1,250)	0
Common shares, forfeited		(194,285)	(1,261,561)
Common shares, outstanding end of period	11,913,774	11,913,774	7,750,478	391,977
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Weighted average exercise price, beginning of period		$ 0.51	$ 5.87
Weighted average exercise price, granted		$ 0.38	$ 0.26
Weighted average exercise price, exercised		$ 0.24	$ 0.00
Weighted average exercise price, forfeited		$ 0.85	$ 0.49
Weighted average exercise price, end of period	$ 0.46	$ 0.46	$ 0.51	$ 5.87
Share-based compensation arrangement by share-based payment award, options, exercisable, number	4,471,936	4,471,936
Weighted average exercise price, exercisable	$ 0.58	$ 0.58
Weighted average remaining life (years), outstanding		6 years 6 months	8 years 1 month	4 years 4 months
Weighted average remaining life (years), exercisable		7 years 7 months